                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-7582



                                The Valiant Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)



                  871 Venetia Bay Boulevard, Venice, FL, 34292
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)



                                 Denis R. Curcio
                  871 Venetia Bay Boulevard, Venice, FL, 34292
               --------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 800-242-9340

                        Date of fiscal year end: 8/31/04

                        Date of reporting period: 2/29/04


The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.


ITEM 1. REPORTS TO STOCKHOLDERS.

                                THE VALIANT FUND

                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2004

THE VALIANT FUND
Annual Report - August 31, 2003

Table of Contents

                                         PAGE
                                         ----
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments         1
Statement of Assets and Liabilities       2
Statement of Operations                   2
Statements of Changes in Net Assets       3
Financial Highlights                      4

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments         6
Statement of Assets and Liabilities       8
Statement of Operations                   8
Statements of Changes in Net Assets       9
Financial Highlights                     10

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments        12
Statement of Assets and Liabilities      14
Statement of Operations                  14
Statements of Changes in Net Assets      15
Financial Highlights                     16

U.S. TREASURY INCOME PORTFOLIO
Statement of Assets and Liabilities      17
Statement of Changes in Net Assets       18
Financial Highlights                     19

Notes to Financial Statements            20
Management of the Trust                  24

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2004 (unaudited)

                                                     MATURITY     PRINCIPAL
                                              RATE     DATE         AMOUNT          VALUE
                                              ----   --------   -------------   -------------
U.S. TREASURY OBLIGATIONS - 52.3%
U.S. TREASURY BILL - 27.7%                             3/4/04   $ 120,000,000   $ 119,991,333
                                                                                -------------
U.S. TREASURY NOTES - 24.6%
                                              3.38%   4/30/04      10,000,000      10,034,080
                                              3.25    5/31/04      15,000,000      15,075,895
                                              2.88    6/30/04      35,000,000      35,210,248
                                              6.00    8/15/04      10,000,000      10,222,390
                                              5.88   11/15/04      35,000,000      36,111,154
                                                                                -------------
                                                                                  106,653,767
                                                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $226,645,100)                     226,645,100
                                                                                -------------
REPURCHASE AGREEMENTS - 47.5%
Bank of America, Inc., 1.02%, due 3/1/04, with a
maturity value of $45,003,638 (Collateralized by
various 0.0% - 6.0% GNMA bonds valued at $45,900,000
with maturity dates 2/20/2030 - 2/20/2034)                         45,000,000      45,000,000

Citigroup, Inc.,  0.97%, due 3/1/04, with a
maturity value of $45,003,825 (Collateralized by
various 2.875% - 8.0% GNMA bonds valued at $45,900,000
with maturity dates 6/15/2014 - 2/20/2034)                         45,000,000      45,000,000

J.P. Morgan Chase & Co., 1.01%, due 3/1/04, with a
maturity value of $60,505,092 (Collateralized by various
4.0%-8.0% GNMA bonds valued at $61,712,610
with maturity dates 2/15/2008 - 3/15/2045)                         60,500,000      60,500,000

UBS Paine Webber, 1.01%, due 3/1/04, with a maturity
value of $55,004,629 (Collateralized by various 3.0% - 4.0%
GNMA bonds valued at $56,101,406
with maturity dates 8/20/2032 -10/20/2033)                         55,000,000      55,000,000
                                                                                -------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $205,500,000)                         205,500,000
                                                                                -------------

TOTAL INVESTMENTS (AMORTIZED COST $432,145,100) (a) - 99.8%                       432,145,100
OTHER ASSETS LESS LIABILITIES - 0.2%                                                  726,722
                                                                                -------------
TOTAL NET ASSETS - 100%                                                         $ 432,871,822
                                                                                =============

-----------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)

ASSETS:
Investments, at value                                        $ 226,645,100
Repurchase agreements                                          205,500,000
                                                             -------------
    Total investments                                          432,145,100
Cash                                                                26,479
Receivables:
    Interest                                                     1,050,645
    Other                                                            3,825
                                                             -------------
      TOTAL ASSETS                                             433,226,049

LIABILITIES:
Payables:
    Dividends                                $     142,773
Accrued expenses and other liabilities:
    Investment manager                              66,635
    Distribution and shareholder servicing         144,819
                                             -------------
      TOTAL LIABILITIES                                            354,227
                                                             -------------
NET ASSETS                                                   $ 432,871,822
                                                             =============
COMPOSITION OF NET ASSETS:
Capital                                                      $ 433,075,885
Undistributed net investment income                                 47,615
Accumulated net realized loss from
     investment transactions                                      (251,678)
                                                             -------------
NET ASSETS                                                   $ 432,871,822
                                                             =============
Class A Shares
    Net assets                                               $   1,172,372
    Shares outstanding                                           1,171,208
    Net Asset Value, Offering Price and
       Redemption Price per share                            $        1.00
                                                             =============
Class B Shares
    Net assets                                               $ 142,022,575
    Shares outstanding                                         142,091,638
    Net Asset Value, Offering Price and
       Redemption Price per share                            $        1.00
                                                             =============
Class D Shares
    Net assets                                               $ 262,448,202
    Shares outstanding                                         262,570,275
    Net Asset Value, Offering Price and
       Redemption Price per share                            $        1.00
                                                             =============
Class E Shares
    Net assets                                               $  27,228,673
    Shares outstanding                                          27,242,770
    Net Asset Value, Offering Price and
       Redemption Price per share                            $        1.00
                                                             =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                  $ 2,414,640
Securities lending income                                      24,795
                                                          -----------
  TOTAL INVESTMENT INCOME                                   2,439,435

EXPENSES:
Investment manager                          $   458,860
Distribution and shareholder servicing:
  Class A Shares                                 11,288
  Class B Shares                                235,866
  Class D Shares                                689,578
  Class E Shares                                104,246
                                            -----------
  Total expenses before contractual
     fee reimbursements                                     1,499,838
  Contractual fee reimbursements                              (59,224)
                                                          -----------
  NET EXPENSES                                              1,440,614

NET INVESTMENT INCOME                                         998,821
                                                          -----------
NET REALIZED GAIN FROM INVESTMENT
  TRANSACTIONS                                                    406
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $   999,227
                                                          ===========

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN  NET  ASSETS

                                                                                   FOR THE
                                                                               SIX MONTHS ENDED     FOR THE
                                                                              FEBRUARY 29, 2004    YEAR ENDED
                                                                                 (UNAUDITED)     AUGUST 31, 2003
                                                                              -----------------  ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                       $     998,821     $   4,051,122
    Net realized gain from investment transactions                                        406             1,110
                                                                                -------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  999,227         4,052,232
                                                                                -------------     -------------
DIVIDENDS:
    Net investment income:
      Class A Shares                                                                  (27,971)          (88,008)
      Class B Shares                                                                 (460,866)       (1,304,296)
      Class D Shares                                                                 (501,162)       (2,299,594)
      Class E Shares                                                                   (8,822)         (359,224)
                                                                                -------------     -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                      (998,821)       (4,051,122)
                                                                                -------------     -------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                  (15,532,403)     (136,255,956)
                                                                                -------------     -------------
NET DECREASE IN NET ASSETS                                                        (15,531,997)     (136,254,846)

NET ASSETS:
    Beginning of period                                                           448,403,819       584,658,665
                                                                                -------------     -------------
    End of period (including undistributed net investment income of $47,615
       at February 29, 2004 and August 31, 2003)                                $ 432,871,822     $ 448,403,819
                                                                                =============     =============

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS,CLASS A SHARES

                                                        FOR THE
                                                    SIX MONTHS ENDED               FOR THE YEARS ENDED AUGUST 31,
                                                   FEBRUARY 29, 2004    ---------------------------------------------------
                                                      (UNAUDITED)         2003       2002       2001      2000       1999
                                                  --------------------  --------   --------   -------   --------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.000        $  1.000   $  1.000   $  1.00   $   1.00    $  1.00
                                                      ----------        --------   --------   -------   --------    -------
INVESTMENT ACTIVITIES
     Net investment income                                 0.005           0.012      0.021      0.05       0.06       0.05
     Net realized gain (loss) from investment
      transactions                                         0.000 *         0.000 *    0.000 *   (0.00) *   (0.00) *   (0.00) *
                                                      ----------        --------   --------   -------   --------    -------
     Total from investment activities                      0.005           0.012      0.021      0.05       0.06       0.05
                                                      ----------        --------   --------   -------   --------    -------
DIVIDENDS
     Net investment income                                (0.005)         (0.012)    (0.021)    (0.05)     (0.06)     (0.05)
                                                      ----------        --------   --------   -------   --------    -------
     Total dividends                                      (0.005)         (0.012)    (0.021)    (0.05)     (0.06)     (0.05)
                                                      ----------        --------   --------   -------   --------    -------
NET ASSET VALUE, END OF PERIOD                        $    1.000        $  1.000   $  1.000   $  1.00   $   1.00    $  1.00
                                                      ==========        ========   ========   =======   ========    =======
TOTAL RETURN (a)                                            0.43%           1.22%      2.05%     5.30%      5.66%      4.77%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                     $    1,172        $  7,159   $  7,260   $10,355   $ 15,725    $15,088
Ratio of expenses to average net assets,
 before fee waivers and / or expense
 reimbursements                                             0.55%(b)        0.55%      0.55%     0.55%      0.55%      0.55%
Ratio of expenses to average net assets                     0.20%(b)        0.20%      0.20%     0.20%      0.20%      0.20%
Ratio of net investment income to average
 net assets                                                 0.87%(b)        1.21%      2.12%     5.13%      5.55%      4.69%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                 FOR THE
                                                             SIX MONTHS ENDED            FOR THE YEARS ENDED AUGUST 31,
                                                            FEBRUARY 29, 2004 ---------------------------------------------------
                                                               (UNAUDITED)      2003       2002       2001       2000      1999
                                                            ----------------- --------   --------   --------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $      1.000    $  1.000   $  1.000   $   1.00    $  1.00   $  1.00
                                                              ------------    --------   --------   --------    -------   -------
INVESTMENT ACTIVITIES
     Net investment income                                           0.004       0.010      0.018       0.05       0.05      0.04
     Net realized gain (loss) from investment transactions           0.000 *     0.000 *    0.000 *    (0.00) *   (0.00) *  (0.00) *
                                                              ------------    --------   --------   --------    -------   -------
     Total from investment activities                                0.004       0.010      0.018       0.05       0.05      0.04
                                                              ------------    --------   --------   --------    -------   -------
DIVIDENDS
     Net investment income                                          (0.004)      (0.01)     (0.02)     (0.05)     (0.05)    (0.04)
                                                              ------------    --------   --------   --------    -------   -------
     Total dividends                                                (0.004)      (0.01)     (0.02)     (0.05)     (0.05)    (0.04)
                                                              ------------    --------   --------   --------    -------   -------
NET ASSET VALUE, END OF PERIOD                                $      1.000    $  1.000   $  1.000   $   1.00    $  1.00   $  1.00
                                                              ============    ========   ========   ========    =======   =======
TOTAL RETURN (a)                                                      0.31%       0.96%      1.80%      5.04%      5.39%     4.51%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                             $    142,023    $126,617   $146,246   $117,213    $41,893   $64,266
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                    0.55%(b)    0.55%      0.55%      0.55%      0.55%     0.55%
Ratio of expenses to average net assets                               0.45%(b)    0.45%      0.45%      0.45%      0.45%     0.45%
Ratio of net investment income to average net assets                  0.62%(b)    0.95%      1.77%      4.44%      5.20%     4.42%

*    Less than $0.005 per share.

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

(b)  Annualized

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                                FOR THE
                                                           SIX MONTHS ENDED             FOR THE YEARS ENDED AUGUST 31,
                                                           FEBRUARY 29, 2004  --------------------------------------------------
                                                              (UNAUDITED)       2003      2002      2001       2000       1999
                                                           -----------------  --------  --------  --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.000     $  1.000  $  1.000  $   1.00   $   1.00   $   1.00
                                                               ----------     --------  --------  --------   --------   --------
INVESTMENT ACTIVITIES
     Net investment income                                          0.002        0.008     0.015      0.05       0.05       0.04
     Net realized gain (loss) from investment transactions          0.000*       0.000*    0.000*    (0.00)*    (0.00)*    (0.00)*
                                                               ----------     --------  --------  --------   --------   --------
     Total from investment activities                               0.002        0.008     0.015      0.05       0.05       0.04
                                                               ----------     --------  --------  --------   --------   --------
DIVIDENDS
     Net investment income                                         (0.002)      (0.008)   (0.015)    (0.05)     (0.05)     (0.04)
                                                               ----------     --------  --------  --------   --------   --------
     Total dividends                                               (0.002)      (0.008)   (0.015)    (0.05)     (0.05)     (0.04)
                                                               ----------     --------  --------  --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                 $    1.000     $  1.000  $  1.000  $   1.00   $   1.00   $   1.00
                                                               ==========     ========  ========  ========   ========   ========
TOTAL RETURN (b)                                                     0.18%        0.71%     1.54%     4.77%      5.13%      4.25%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $  262,448     $286,191  $325,896  $339,659   $269,929   $204,713
Ratio of expenses to average net assets                              0.70%(c)     0.70%     0.70%     0.70%      0.70%      0.70%
Ratio of net investment income to average net assets                 0.36%(c)     0.71%     1.54%     4.55%      5.04%      4.16%

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                               FOR THE
                                          SIX MONTHS ENDED         FOR THE YEARS ENDED AUGUST 31,           FOR THE PERIOD
                                          FEBRUARY 29, 2004  -----------------------------------------     APRIL 6, 1999 TO
                                             (UNAUDITED)      2003        2002       2001       2000      AUGUST 31, 1999(a)
                                          -----------------  -------    --------   --------   --------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    1.000      $ 1.000    $  1.000   $   1.00   $   1.00      $       1.00
                                             ----------      -------    --------   --------   --------      ------------
INVESTMENT ACTIVITIES
     Net investment income                        0.000**      0.005       0.013       0.04       0.05              0.02
     Net realized gain (loss) from
      investment transactions                     0.000**      0.000**     0.000**    (0.00)*    (0.00)*           (0.00)*
                                             ----------      -------    --------   --------   --------      ------------
     Total from investment activities             0.000        0.005       0.013       0.04       0.05              0.02
                                             ----------      -------    --------   --------   --------      ------------
DIVIDENDS
     Net investment income                        0.000**     (0.005)     (0.013)     (0.04)     (0.05)            (0.02)
                                             ----------      -------    --------   --------   --------      ------------
     Total dividends                             (0.000)      (0.005)     (0.013)     (0.04)     (0.05)            (0.02)
                                             ----------      -------    --------   --------   --------      ------------
NET ASSET VALUE, END OF PERIOD               $    1.000      $ 1.000    $  1.000   $   1.00   $   1.00      $       1.00
                                             ==========      =======    ========   ========   ========      ============
TOTAL RETURN (b)                                   0.04%        0.41%       1.24%      4.46%      4.82%             1.54%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)            $   27,229      $28,437    $105,257   $220,850   $141,693      $     13,086
Ratio of expenses to average net assets            1.00%(c)     1.00%       1.00%      1.00%      1.00%             0.99%(c)
Ratio of net investment income to
 average net assets                                0.07%(c)     0.48%       1.32%      4.19%      5.31%             3.81%(c)

*    Less than $0.001 per share.

**   Less than $0.005 per share.

(a)  Commencement of operations.

(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

(c)  Annualized.

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2004 (unaudited)

                                                                                     MATURITY        PRINCIPAL
                                                                             RATE      DATE            AMOUNT         VALUE
                                                                             ----    --------      -------------   ------------
COMMERCIAL PAPER - 52.6%
BANKING - 22.7%
Alliance & Leicester PLC                                                     1.24%   10/12/04      $  25,000,000   $ 24,807,812
Banco Bradesco SA                                                            1.25     6/14/04         20,000,000     19,927,667
Banco Continental de Panama SA                                               1.08      4/5/04         27,500,000     27,471,125
Banco Cuscatlan, SA                                                          1.08      4/5/04         20,000,000     19,979,000
Banco Rio de La Plata SA                                                     0.97     3/18/04          5,000,000      4,997,710
HBOS Treasury                                                                1.04     5/28/04         15,000,000     14,961,867
                                                                                                                   ------------
                                                                                                                    112,145,181
                                                                                                                   ------------
BROKER / DEALERS - 4.7%
Goldman Sachs Group, Inc.                                                    1.23      9/1/04         23,000,000     23,000,000
                                                                                                                   ------------
EDUCATION - 4.2%
Johns Hopkins University                                                     1.05      4/7/04         21,000,000     21,000,000
                                                                                                                   ------------
SPECIAL PURPOSE ENTITY - 21.0%
Danske Corp.                                                                 1.08      7/9/04         30,000,000     29,884,083
FCAR Owner Trust                                                             1.08      6/2/04         15,000,000     14,958,537
Greyhawk Funding                                                             1.04     5/27/04         15,000,000     14,962,300
Lockhart Funding                                                             1.09     5/25/04         24,139,000     24,076,876
SPARC LLC                                                                    1.05     3/10/04         20,000,000     19,994,750
                                                                                                                   ------------
                                                                                                                    103,876,546
                                                                                                                   ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $260,021,727)                                                                260,021,727
                                                                                                                   ------------
CORPORATE OBLIGATIONS - 10.8%
FINANCIAL SERVICES - 1.0%
Labelle Capital Funding LLC*                                                 1.18      9/1/26          1,330,000      1,330,000
Wyoming Steel Investment *                                                   1.16      4/1/21          3,700,000      3,700,000
                                                                                                                   ------------
                                                                                                                      5,030,000
                                                                                                                   ------------
FOOD - 0.3%
Jacksons Food Stores Inc.*                                                   1.15      7/1/09          1,238,000      1,238,000
                                                                                                                   ------------
HEALTH SERVICES - 0.9%
Physicians Center, LP*                                                       1.10     10/1/29          3,570,000      3,570,000
Riverview Medical Office Building*                                           1.15     11/1/17            900,000        900,000
                                                                                                                   ------------
                                                                                                                      4,470,000
                                                                                                                   ------------
LEISURE - 0.9%
Commonwealth Country Club, Ltd.*                                             1.24     11/1/21          3,360,000      3,360,000
Sandusky Yacht Club*                                                         1.15     12/1/21          1,250,000      1,250,000
                                                                                                                   ------------
                                                                                                                      4,610,000
                                                                                                                   ------------
REAL ESTATE - 4.6%
208 Associates LLC*                                                          1.15     10/1/13            965,000        965,000
Aztec Properties LLC*                                                        1.16      8/1/20          2,168,000      2,168,000
Baird Properties LLC*                                                        1.20     12/1/26          2,210,000      2,210,000
CMW Real Estate LLC*                                                         1.15      6/1/20          2,325,000      2,325,000
El Dorado Enterprises of Miami FL*                                           1.16     11/1/14          2,000,000      2,000,000
El Dorado Enterprises of Miami FL*                                           1.11      6/1/20         10,525,000     10,525,000
G & J Properties II*                                                         1.12      9/1/23          1,000,000      1,000,000
Ordeal Properties LLC*                                                       1.15     10/1/12          1,600,000      1,600,000
                                                                                                                   ------------
                                                                                                                     22,793,000
                                                                                                                   ------------
SPECIAL PURPOSE ENTITY - 3.1%
Barry-Wehmiller  Group*                                                      1.12      5/1/18          1,270,000      1,270,000
Best One Tire & Service*                                                     1.12      2/1/18            955,000        955,000
Butler County, Surgical Properties*                                          1.12      3/1/23          1,440,000      1,440,000
Exal Corp.*                                                                  1.12      3/1/09          1,500,000      1,500,000
GCG Portage LLC*                                                             1.23      2/1/26          1,285,000      1,285,000
IHA Capital Development*                                                     1.12      7/1/28          1,500,000      1,500,000
ISO Building LLC*                                                            1.12      3/1/23          1,000,000      1,000,000
MMR Development Co.*                                                         1.12      5/1/23          1,080,000      1,080,000
Taylor Steel, Inc.*                                                          1.15      2/1/23          2,390,000      2,390,000
Village Enterprises*                                                         1.15      4/1/34          1,000,000      1,000,000
Wellington Green LLC*                                                        1.15      4/1/29          1,890,000      1,890,000
                                                                                                                   ------------
                                                                                                                     15,310,000
                                                                                                                   ------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $53,451,000)                                                             53,451,000
                                                                                                                   ------------

                        See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2004 (unaudited)

                                                                                     MATURITY        PRINCIPAL
                                                                             RATE      DATE            AMOUNT         VALUE
                                                                             ----    --------      -------------   ------------
CERTIFICATE OF DEPOSIT - 5.7%
BANKING - 5.7%
Harris Trust Bank of Chicago
(AMORTIZED COST $28,000,000)                                                 1.32%     3/1/04      $  28,000,000   $ 28,000,000
                                                                                                                   ------------
MUNICIPAL NOTES AND BONDS - 7.9%
ALABAMA - 3.9%
Auburn Taxable Revenue, Series B*                                            1.11      5/1/20          6,755,000      6,755,000
Meadow Brook*                                                                1.10      3/1/31         12,300,000     12,300,000
                                                                                                                   ------------
                                                                                                                     19,055,000
                                                                                                                   ------------
ILLINOIS - 0.9%
Upper Illinois River Valley Development Authority*                           1.15     12/1/21          4,595,000      4,595,000
                                                                                                                   ------------
MICHIGAN -0.4%
Michigan City Industrial Economic Development Revenue*                       1.12     10/1/13          1,705,000      1,705,000
                                                                                                                   ------------
NEW YORK - 1.2%
Approach Partnership*                                                        1.15      2/1/19          1,125,000      1,125,000
Cotswold Village Associates LLC*                                             1.10      6/1/31          5,000,000      5,000,000
                                                                                                                   ------------
                                                                                                                      6,125,000
                                                                                                                   ------------
OHIO - 0.6%
Hopkins Waterhouse LLC*                                                      1.15      6/1/20          1,000,000      1,000,000
Mercer County, HealthCare Facilities*                                        1.12      4/1/23          1,960,000      1,960,000
                                                                                                                   ------------
                                                                                                                      2,960,000
                                                                                                                   ------------
TENNESSEE - 0.9%
Tennessee School Board Authority                                             1.12      3/8/04          4,500,000      4,500,000
                                                                                                                   ------------

TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $38,940,000)                                                         38,940,000
                                                                                                                   ------------
UNITED STATES GOVERNMENT AGENCY  - 8.1%
Federal National Mortgae Association                                         1.50    11/16/04         15,000,000     15,000,000
Federal National Mortgae Association                                         1.62     12/8/04         25,000,000     25,000,000
                                                                                                                   ------------
TOTAL UNITED STATES GOVERNMENT AGENCY (AMORTIZED COST $40,000,000)                                                   40,000,000
                                                                                                                   ------------
REPURCHASE AGREEMENT - 14.8%
Bank of America, Inc., 1.02%, due 3/01/04
with a maturity value of $73,006,205
(Collateralized by various 0.0% - 6.00%, GNMA bonds valued at $74,460,001)
(AMORTIZED COST $73,000,000)                                                                          73,000,000     73,000,000
                                                                                                                   ------------
TOTAL INVESTMENTS (AMORTIZED COST $493,412,727) (a) - 99.9%                                                         493,412,727
OTHER ASSETS LESS LIABILITIES - 0.1%                                                                                    288,436
                                                                                                                   ------------
TOTAL NET ASSETS - 100%                                                                                            $493,701,163
                                                                                                                   ============

-----------------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at February 29, 2004. The maturity date shown reflects next rate change date.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
SA   - Sociedad Anonyma (French, Spanish)

                        See notes to financial statements

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)

ASSETS:
Investments, at value                                         $ 420,412,727
Repurchase agreements                                            73,000,000
                                                              -------------
    Total investments                                           493,412,727
Cash                                                                 16,572
Receivables:
    Interest                                                        729,142
                                                              -------------
       TOTAL ASSETS                                             494,158,441

LIABILITIES:
Payables:
    Investments purchased                     $         -
    Dividends                                     321,124
Accrued expenses and other liabilities:
    Investment manager                             78,692
    Distribution and shareholder servicing         57,462
                                              -----------
       TOTAL LIABILITIES                                            457,278
                                                              -------------
NET ASSETS                                                    $ 493,701,163
                                                              =============
COMPOSITION OF NET ASSETS:

Capital                                                       $ 493,783,584
Accumulated net realized loss from
     investment transactions                                        (82,421)
                                                              -------------
NET ASSETS                                                    $ 493,701,163
                                                              =============
Class A Shares
    Net assets                                                $ 377,093,612
    Shares outstanding                                          377,150,985
    Net Asset Value, Offering Price and
       Redemption Price per share                             $        1.00
                                                              =============
Class B Shares
    Net assets                                                $   2,017,227
    Shares outstanding                                            2,017,816
    Net Asset Value, Offering Price and
       Redemption Price per share                             $        1.00
                                                              =============
Class D Shares
    Net assets                                                $  67,150,371
    Shares outstanding                                           67,161,356
    Net Asset Value, Offering Price and
       Redemption Price per share                             $        1.00
                                                              =============
Class E Shares
    Net assets                                                $  47,439,953
    Shares outstanding                                           47,453,428
    Net Asset Value, Offering Price and
       Redemption Price per share                             $        1.00
                                                              =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                  $ 3,264,593
                                                          -----------
    TOTAL INVESTMENT INCOME                                 3,264,593

EXPENSES:
Investment manager                         $   565,755
Distribution and shareholder servicing:
    Class A Shares                             764,016
    Class B Shares                              11,723
    Class D Shares                             176,635
    Class E Shares                             199,081
                                           -----------
    Total expenses before contractual
       fee reimbursements                                   1,717,210
    Contractual fee waivers and
       expense reimbursements                                (765,146)
                                                          -----------
    NET EXPENSES                                              952,064
                                                          -----------
NET INVESTMENT INCOME                                       2,312,529
                                                          -----------
NET REALIZED LOSS FROM INVESTMENT
    TRANSACTIONS                                               (1,354)
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                            $ 2,311,175
                                                          ===========

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE
                                                              SIX MONTHS ENDED      FOR THE
                                                             FEBRUARY 29, 2004     YEAR ENDED
                                                                (UNAUDITED)     AUGUST 31, 2003
                                                             -----------------  ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                      $   2,312,529     $   7,740,349
    Net realized gain (loss) from investment transactions             (1,354)           14,510
                                                               -------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               2,311,175         7,754,859
                                                               -------------     -------------
DIVIDENDS:
    Net investment income:
      Class A Shares                                              (2,082,814)       (6,870,152)
      Class B Shares                                                 (29,782)         (126,461)
      Class D Shares                                                (161,243)         (327,768)
      Class E Shares                                                 (38,690)         (415,968)
                                                               -------------     -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                   (2,312,529)       (7,740,349)
                                                               -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS      (14,257,855)       10,146,226
                                                               -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS                            (14,259,209)       10,160,736

NET ASSETS:
    Beginning of period                                          507,960,372       497,799,636
                                                               -------------     -------------
    End of period                                              $ 493,701,163     $ 507,960,372
                                                               =============     =============

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                               FOR THE
                                           SIX MONTHS ENDED              FOR THE YEARS ENDED AUGUST 31,
                                          FEBRUARY 29, 2004  ------------------------------------------------------
                                             (UNAUDITED)      2003        2002       2001       2000        1999
                                          -----------------  --------   --------   --------   --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD        $      1.000     $  1.000   $  1.000   $   1.00   $   1.00    $    1.00
                                            ------------     --------   --------   --------   --------    ---------
INVESTMENT ACTIVITIES
     Net investment income                         0.005        0.013      0.022       0.05       0.06         0.05
     Net realized gain (loss)
       from investment transactions                0.000 *      0.000 *    0.000 *     0.00 *    (0.00) *     (0.00) *
                                            ------------     --------   --------   --------   --------    ---------
     Total from investment activities              0.005        0.013      0.022       0.05       0.06         0.05
                                            ------------     --------   --------   --------   --------    ---------
DIVIDENDS
     Net investment income                        (0.005)      (0.013)    (0.022)     (0.05)     (0.06)       (0.05)
                                            ------------     --------   --------   --------   --------    ---------
     Total dividends                              (0.005)      (0.013)    (0.022)     (0.05)     (0.06)       (0.05)
                                            ------------     --------   --------   --------   --------    ---------
NET ASSET VALUE, END OF PERIOD              $      1.000     $  1.000   $  1.000   $   1.00   $   1.00    $    1.00
                                            ============     ========   ========   ========   ========    =========
TOTAL RETURN (a)                                    0.48%        1.29%      2.24%      5.52%      5.97%        5.00%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)           $    377,094     $364,392   $357,676   $380,513   $394,118    $ 254,808
Ratio of expenses to average net assets,
    before fee waivers and / or
       expense reimbursements                       0.55%        0.55%      0.55%      0.55%      0.55%        0.55%
Ratio of expenses to average net assets             0.20%        0.20%      0.20%      0.20%      0.20%        0.20%
Ratio of net investment income to
    average net assets                              0.95%        1.28%      2.22%      5.36%      5.89%        4.91%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                               FOR THE
                                           SIX MONTHS ENDED            FOR THE YEARS ENDED AUGUST 31,
                                          FEBRUARY 29, 2004  -------------------------------------------------
                                             (UNAUDITED)       2003       2002       2001      2000      1999
                                          -----------------  --------   --------   -------   -------    ------
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.000      $  1.000   $  1.000   $  1.00   $  1.00    $ 1.00
                                            -----------      --------   --------   -------   -------    ------
INVESTMENT ACTIVITIES
     Net investment income                        0.004         0.010      0.019      0.05      0.06      0.05
     Net realized gain (loss) from
        investment transactions                   0.000 *       0.000 *    0.000 *    0.00 *   (0.00) *  (0.00) *
                                            -----------      --------   --------   -------   -------    ------
     Total from investment activities             0.004         0.010      0.019      0.05      0.06      0.05
                                            -----------      --------   --------   -------   -------    ------
DIVIDENDS
     Net investment income                       (0.004)       (0.010)    (0.019)    (0.05)    (0.06)    (0.05)
                                            -----------      --------   --------   -------   -------    ------
     Total dividends                             (0.004)       (0.010)    (0.019)    (0.05)    (0.06)    (0.05)
                                            -----------      --------   --------   -------   -------    ------
NET ASSET VALUE, END OF PERIOD              $     1.000      $  1.000   $  1.000   $  1.00   $  1.00    $ 1.00
                                            ===========      ========   ========   =======   =======    ======
TOTAL RETURN (a)                                   0.35%         1.04%      1.98%     5.25%     5.71%     4.74%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)           $     2,017      $ 10,620   $ 15,719   $ 9,169   $ 4,793    $1,569
Ratio of expenses to average net assets,
    before fee waivers and / or
       expense reimbursements                      0.55%(b)      0.55%      0.55%     0.55%     0.55%     0.55%
Ratio of expenses to average net assets            0.45%(b)      0.45%      0.45%     0.45%     0.45%     0.45%
Ratio of net investment income to
    average net assets                             0.70%(b)      1.03%      1.91%     4.91%     5.61%     4.72%

*    Less than $0.005 per share.

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

(b)  Annualized

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                              FOR THE
                                         SIX MONTHS ENDED      FOR THE         FOR THE         FOR THE          FOR THE PERIOD
                                         FEBRUARY 29, 2004    YEAR ENDED      YEAR ENDED      YEAR ENDED      SEPTEMBER 27, 1999
                                            (UNAUDITED)    AUGUST 31, 2003 AUGUST 31, 2002 AUGUST 31, 2001  TO AUGUST 31, 2000 (c)
                                         ----------------- --------------- --------------- ---------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.000       $     1.000     $     1.000     $      1.00         $      1.00
                                           -----------       -----------     -----------     -----------         -----------
INVESTMENT ACTIVITIES
     Net investment income                       0.002             0.007           0.016            0.05                0.05
     Net realized gain (loss)
        from investment transactions             0.000 *           0.000 *         0.000 *          0.00 **            (0.00) **
                                           -----------       -----------     -----------     -----------         -----------
     Total from investment activities            0.002             0.007           0.016            0.05                0.05
                                           -----------       -----------     -----------     -----------         -----------
DIVIDENDS
     Net investment income                      (0.002)           (0.007)          (0.02)          (0.05)              (0.05)
                                           -----------       -----------     -----------     -----------         -----------
     Total dividends                            (0.002)           (0.007)          (0.02)          (0.05)              (0.05)
                                           -----------       -----------     -----------     -----------         -----------
NET ASSET VALUE, END OF PERIOD             $     1.000       $     1.000     $     1.000     $      1.00         $      1.00
                                           ===========       ===========     ===========     ===========         ===========
TOTAL RETURN (b)                                  0.23%             0.79%           1.73%           4.99%               5.10%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)          $    67,150       $    74,943     $    40,662     $    16,861         $    10,121
Ratio of expenses to average net assets           0.70%(c)          0.70%           0.70%           0.70%               0.70%(c)
Ratio of net investment income to
    average net assets                            0.46%(c)          0.73%           1.55%           4.81%               5.53%(c)

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                              FOR THE
                                         SIX MONTHS ENDED         FOR THE YEARS ENDED AUGUST 31,          FOR THE PERIOD
                                         FEBRUARY 29, 2004   ---------------------------------------      MAY 5, 1999 TO
                                            (UNAUDITED)       2003        2002     2001       2000      AUGUST 31, 1999(c)
                                         -----------------   -------    -------   -------    -------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.000       $ 1.000    $ 1.000   $  1.00    $  1.00      $      1.00
                                           -----------       -------    -------   -------    -------      -----------
INVESTMENT ACTIVITIES
     Net investment income                       0.001         0.005      0.014      0.05       0.05             0.01
     Net realized gain (loss) from
        investment transactions                  0.000 *       0.000 *    0.000 *    0.00 **   (0.00) **        (0.00) **
                                           -----------       -------    -------   -------    -------      -----------
     Total from investment activities            0.001         0.005      0.014      0.05       0.05             0.01
                                           -----------       -------    -------   -------    -------      -----------
DIVIDENDS
     Net investment income                      (0.001)       (0.005)    (0.014)    (0.05)     (0.05)           (0.01)
                                           -----------       -------    -------   -------    -------      -----------
     Total dividends                            (0.001)       (0.005)    (0.014)    (0.05)     (0.05)           (0.01)
                                           -----------       -------    -------   -------    -------      -----------
NET ASSET VALUE, END OF PERIOD             $     1.000       $ 1.000    $ 1.000   $  1.00    $  1.00      $      1.00
                                           ===========       =======    =======   =======    =======      ===========
TOTAL RETURN (b)                                  0.08%         0.49%      1.42%     4.68%      5.13%            1.31%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)          $    47,440       $58,005    $83,742   $99,984    $89,270      $    30,159
Ratio of expenses to average net assets           1.00%(c)      1.00%      1.00%     1.00%      1.00%            0.99%(c)
Ratio of net investment income
     to average net assets                        0.16%(c)      0.51%      1.45%     4.23%      5.18%            4.00%(c)

*    Less than $0.001 per share.

**   Less than $0.005 per share.

(a)  Commencement of operations.

(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2004 (unaudited)

                                                                                      MATURITY    PRINCIPAL
                                                                              RATE      DATE       AMOUNT        VALUE
                                                                              ----    --------   -----------  -----------
COMMERCIAL PAPER - 12.5%
FLORIDA - 12.5%
City of Gainesville, Series C                                                 0.95%    5/10/04   $ 5,000,000  $ 5,000,000
Miami-Dade County                                                             0.95      4/8/04     2,012,000    2,012,000
Sarasota  County Public Hospital, LOC Suntrust Bank                           1.03     3/10/04     7,150,000    7,150,000
Sunshine State                                                                0.97     5/14/04     1,100,000    1,100,000
Sunshine State                                                                1.02      4/8/04     2,000,000    2,000,000
Sunshine State                                                                1.01      4/2/04     1,000,000    1,000,000
                                                                                                              -----------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $18,262,000)                                                            18,262,000
                                                                                                              -----------
MUNICIPAL BONDS AND NOTES - 14.4%
FLORIDA - 4.4%
Kissimmee Utility Authority Electric System Revenue                           2.00     10/1/04     1,910,000    1,920,964
Manatee County HFA                                                            2.00     10/1/04     1,000,000    1,005,740
Seminole County School District TAN                                           2.00     8/20/04     3,500,000    3,516,279
                                                                                                              -----------
                                                                                                                6,442,983
                                                                                                              -----------
NEW HAMPSHIRE - 2.8%
Strafford County TAN                                                          1.75    12/30/04     4,000,000    4,022,636
                                                                                                              -----------
SOUTH CAROLINA - 2.8%
Charleston County School District                                             2.00     11/4/04     4,000,000    4,028,042
                                                                                                              -----------
TEXAS - 4.4%
Houston Independent School District                                           1.05     6/15/33     5,000,000    4,999,617
Richardson Independent School District General Obligation Note                1.35     8/15/24     1,500,000    1,500,000
                                                                                                              -----------
                                                                                                                6,499,617
                                                                                                              -----------

TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $20,993,278)                                                   20,993,278
                                                                                                              -----------
VARIABLE MUNICIPAL BONDS* - 73.6%
ALASKA - 5.2%
Valdez Marine Term Revenue, Exxon Pipeline Co. Project                        0.95      3/5/04     1,100,000    1,100,000
Valdez Marine Term Revenue, BP Pipelines Project, Series B                    0.99      3/4/04     6,500,000    6,500,000
                                                                                                              -----------
                                                                                                                7,600,000
                                                                                                              -----------
CONNECTICUT - 0.8%
Connecticut State Health & Educational Facilities Authority Revenue           0.95      3/4/04     1,200,000    1,200,000
                                                                                                              -----------
FLORIDA - 48.5%
Bradford County HFA, Series B                                                 0.92      3/3/04     5,000,000    5,000,000
Broward County HFA, Multi-Family, LOC Bank One                                1.00      3/3/04     2,600,000    2,600,000
Capital Projects Finance Authority, LOC Bank of Scotland                      0.98      3/4/04       950,000      950,000
Collier County Health Care Facilities IDR                                     0.95      3/4/04     4,000,000    4,000,000
Collier County Health Care Facilities IDR, LOC Fifth Third Bank               0.94      3/5/04     2,000,000    2,000,000
Dade County, Water & Sewer Systems Revenue                                    0.91      3/3/04     4,600,000    4,600,000
Florida Housing Finance Agency, Buena Vista, Multi-Family                     0.89      3/3/04     1,000,000    1,000,000
Florida Housing Finance Agency, Hampton Lakes, Multi-Family,
  LOC Credit Suisse First Boston                                              0.99      3/3/04     2,000,000    2,000,000
Florida Housing Finance Agency, Multi-Family, LOC Credit Suisse First Boston  0.99      3/3/04     2,400,000    2,400,000
Florida Housing Finance Corp., Charleston, Series I-A, Multi-Family Revenue   0.95      3/4/04     2,375,000    2,375,000
Florida Housing Finance Corp., Cypress Lake, Multi-Family Revenue             0.95      3/4/04     3,500,000    3,500,000
Florida State Municipal Power Agency Revenue, Stanton Project                 0.94      3/3/04     1,000,000    1,000,000
Florida Gulf Coast University Financing Corp., LOC Wachovia Bank N.A          0.96      3/4/04     2,250,000    2,250,000
Halifax Hospital Medical Center, Health Care Facilities Revenue               1.00      3/3/04     1,200,000    1,200,000
Jacksonville Health Facilities Authority Hospital Revenue                     0.95      3/3/04     2,600,000    2,600,000
Lakeland Energy Systems Revenue                                               0.95      3/3/04     8,000,000    8,000,000
Palm Beach County Revenue, Norton Gallery, Inc. Project                       0.95      3/3/04     4,000,000    4,000,000
Polk County School Board COP                                                  0.92      3/4/04     2,000,000    2,000,000
Port Orange Palmer College Project Revenue                                    0.95      3/4/04     6,500,000    6,500,000
St. Johns County HFA Multi-Family                                             0.95      3/3/04     7,600,000    7,600,000
Tampa Health Care Facilities Revenue (Adj-Lifelink Foundation, Inc. Project)  0.95      3/3/04     1,600,000    1,600,000
University North Florida Foundation Income Revenue                            0.99      3/4/04     1,800,000    1,800,000
Volusia County Health Facilities Authority Revenue                            0.96      3/4/04     1,700,000    1,700,000
                                                                                                              -----------
                                                                                                               70,675,000
                                                                                                              -----------

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 29, 2004 (unaudited)

                                                                                      MATURITY    PRINCIPAL
                                                                              RATE      DATE       AMOUNT        VALUE
                                                                              ----    --------   -----------  ------------
MASSACHUSETTS - 0.7%
Massachusetts State Central Artery, Series A                                  0.99%     3/4/04   $ 1,000,000  $  1,000,000
                                                                                                              ------------
MICHIGAN - 0.9%
Macomb County Hospital Finance Authority Revenue                              0.98      3/5/04     1,345,000     1,345,000
                                                                                                              ------------
MISSISSIPPI - 3.4%
Jackson County Chevron USA, Inc. Project, Port Facility Revenue               0.99      3/4/04     5,000,000     5,000,000
                                                                                                              ------------
NEW YORK - 4.8%
Puttable Floating Option Tax-Exempt Receipts(a)                               0.95     6/17/04     2,625,000     2,625,000
New York State Energy Research & Development Authority PCR                    0.95      3/5/04     4,400,000     4,400,000
                                                                                                              ------------
                                                                                                                 7,025,000
PENNSYLVANIA - 1.2%
Delaware County Industrial Development Authority PCR, LOC Bank One N.A        0.97      4/5/04     1,700,000     1,700,000
                                                                                                              ------------
PUERTO RICO - 5.3%
Commonwealth of Puerto Rico                                                   0.95     5/26/04     6,295,000     6,295,000
Commonwealth Infrastructure Financing Authority                               0.93      3/4/04     1,495,000     1,495,000
                                                                                                              ------------
                                                                                                                 7,790,000
                                                                                                              ------------
TEXAS - 0.7%
Angelina & Neches River Authority Solid Waste Revenue, Series C               0.99      3/5/04     1,000,000     1,000,000
                                                                                                              ------------
UTAH - 2.1%
Intermountain Power Supply Revenue, Series F(a)                               0.90     3/15/04     3,000,000     3,000,000
                                                                                                              ------------
TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $107,335,000)                                                  1 07,335,000
                                                                                                              ------------

TOTAL INVESTMENTS (AMORTIZED COST $146,590,278) (b) - 100.5%                                                  1 46,590,278
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.5%                                                                      (796,971)
                                                                                                              ------------
TOTAL NET ASSETS - 100%                                                                                       $ 45,793,307
                                                                                                              ============

-----------------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at February 29, 2004. The maturity date shown reflects next rate change date.

(a) These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
PCR - Pollution Control Revenue
TAN - Tax Anticipation Note

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)

ASSETS:
Investments, at value                                           $   146,590,278
Receivables:
   Interest                                                             223,461
                                                                ---------------
     TOTAL ASSETS                                                   146,813,739
                                                                ---------------

LIABILITIES:
Payables:
   Due to custodian                         $       918,980
   Dividends                                         83,536
Accrued expenses and other liabilities:
   Investment manager                                17,557
   Distribution and shareholder servicing               359
                                            ---------------
    TOTAL LIABILITIES                                                 1,020,432
                                                                ---------------
NET ASSETS                                                      $   145,793,307
                                                                ===============

COMPOSITION OF NET ASSETS:
Capital                                                         $   145,906,983
Accumulated net realized loss from
   investment transactions                                             (113,676)
                                                                ---------------
NET ASSETS                                                      $   145,793,307
                                                                ===============

Class A Shares
   Net Assets                                                   $   135,036,663
   Shares outstanding                                               135,183,910
   Net Asset Value, Offering Price and
      Redemption Price per share                                $          1.00
                                                                ===============

Class B Shares
   Net Assets                                                   $    10,756,644
   Shares outstanding                                                10,756,644
   Net Asset Value, Offering Price and
      Redemption Price per share                                $          1.00
                                                                ===============

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $   872,394
                                                                    -----------
    TOTAL INVESTMENT INCOME                                             872,394

EXPENSES:
Investment manager                                   $   173,932
Distribution and shareholder servicing:
    Class A Shares                                       302,720
    Class B Shares                                           503
                                                     -----------
    Total expenses before contractual
       fee reimbursements                                               477,155
    Contractual fee waivers and
       expense reimbursements                                          (302,864)
                                                                    -----------
    NET EXPENSES                                                        174,291
                                                                    -----------
NET INVESTMENT INCOME                                                   698,103
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                      $   698,103
                                                                    ===========

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE
                                                          SIX MONTHS ENDED          FOR THE
                                                         FEBRUARY 29, 2004         YEAR ENDED
                                                            (UNAUDITED)         AUGUST 31, 2003
                                                         -----------------     -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                $         698,103     $       1,954,685
                                                         -----------------     -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               698,103             1,954,685
                                                         -----------------     -----------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                              (697,355)           (1,953,468)
      Class B Shares                                                  (748)                    -
      Class D Shares                                                     -                (1,217)
                                                         -----------------     -----------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                   (698,103)           (1,954,685)
                                                         -----------------     -----------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                 3,274,268           (32,299,508)
                                                         -----------------     -----------------
NET INCREASE IN NET ASSETS                                       3,274,268           (32,299,508)

NET ASSETS:
    Beginning of period                                        142,519,039           174,818,547
                                                         -----------------     -----------------
    End of period                                        $     145,793,307     $     142,519,039
                                                         =================     =================

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                  FOR THE
                                              SIX MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 29, 2004    ---------------------------------------------------------------
                                                (UNAUDITED)          2003          2002          2001         2000         1999
                                             -----------------    ---------     ---------     ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD            $      1.000      $   1.000     $   1.000     $    1.00    $    1.00    $    1.00
                                                ------------      ---------     ---------     ---------    ---------    ---------
INVESTMENT ACTIVITIES
   Net investment income                               0.004          0.014         0.015          0.03         0.04         0.03
   Net realized gain (loss) from investment
    transactions                                       0.000 **       0.000 **      0.000 **      (0.00) *     (0.00) *      0.00 *
                                                ------------      ---------     ---------     ---------    ---------    ---------
   Total from investment activities                    0.004          0.014         0.015          0.03         0.04         0.03
                                                ------------      ---------     ---------     ---------    ---------    ---------
DIVIDENDS
   Net investment income                              (0.004)        (0.014)       (0.015)        (0.03)       (0.04)       (0.03)
                                                ------------      ---------     ---------     ---------    ---------    ---------
   Total dividends                                    (0.004)        (0.014)       (0.015)        (0.03)       (0.04)       (0.03)
                                                ------------      ---------     ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                  $      1.000      $   1.000     $   1.000     $    1.00    $    1.00    $    1.00
                                                ============      =========     =========     =========    =========    =========
TOTAL RETURN                                            0.40%          1.03%         1.49%         3.42%        3.67%        3.01%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)               $    135,037      $ 142,519     $ 174,104     $ 141,464    $ 207,183    $ 288,343
Ratio of expenses to average net assets,
 before fee waivers and / or expense
 reimbursements                                         0.55%(b)       0.55%         0.55%         0.55%        0.55%        0.55%
Ratio of expenses to average net assets                 0.20%(b)       0.20%         0.20%         0.20%        0.20%        0.20%
Ratio of net investment income to average
 net assets                                             0.81%(b)       1.02%         1.47%         3.39%        3.57%        2.96%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                              FOR THE PERIOD
                                                                        FEBRUARY 25, 2004(c) THROUGH
                                                                           FEBRUARY 29, 2004 (c)
                                                                        ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $       1.000
                                                                              -------------
INVESTMENT ACTIVITIES
   Net investment income                                                              0.000 **
   Net realized gain (loss) from investment transactions                              0.000 **
                                                                              -------------
   Total from investment activities                                                   0.000
                                                                              -------------
DIVIDENDS
   Net investment income                                                             (0.000) **
                                                                              -------------
   Total dividends                                                                   (0.000)
                                                                              -------------
NET ASSET VALUE, END OF PERIOD                                                $       1.000
                                                                              =============
TOTAL RETURN                                                                           0.01%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                             $      10,757
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                                     0.55% (b)
Ratio of expenses to average net assets                                                0.45% (b)
Ratio of net investment income to average net assets                                   0.52% (b)

*    Less than $0.001 per share.

**   Less than $0.005 per share.

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

(b)  Annualized.

(c)  Commencement of share class.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004

ASSETS:
Cash                                        $      985
                                            ----------
      TOTAL ASSETS                                 985

LIABILITIES:
Accrued expenses and other liabilities:
    Investment manager                      $      364
                                            ----------
      TOTAL LIABILITIES                            364
                                            ----------
NET ASSETS                                  $      621
                                            ==========

COMPOSITION OF NET ASSETS:
Capital                                     $      622
Undistributed net investment income                 84
Accumulated net realized loss from
     investment transactions                       (85)
                                            ----------
NET ASSETS                                  $      621
                                            ==========

Class A Shares
    Net Assets                              $      621
    Shares outstanding                             622
    Net Asset Value, Offering Price and
       Redemption Price per share           $     1.00
                                            ==========

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE                 FOR THE
                                                           SIX MONTHS ENDED            YEAR ENDED
                                                         FEBRUARY 29, 2004 (a)     AUGUST 31, 2003 (b)
                                                         ---------------------     -------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income                                                   -                       -
                                                         ---------------------     -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         -                       -
                                                         ---------------------     -------------------

DIVIDENDS:
     Net investment income                                                   -                       -
                                                         ---------------------     -------------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                             -                       -
                                                         ---------------------     -------------------
NET INCREASE IN NET ASSETS

NET ASSETS
     Beginning of period                                                   621                     621
                                                         ---------------------     -------------------
     End of year                                         $                 621     $               621
                                                         =====================     ===================

(a) The Portfolio did not operate during the six months ended February 29, 2004.

(b) The Portfolio did not operate during the year ended August 31, 2003.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                FOR THE                              FOR THE YEARS ENDED
                                            SIX MONTHS ENDED    -------------------------------------------------------------
                                           FEBRUARY 29,2004(a)   2003 (b)   2002 (c)   2001 (d)       2000 (e)       1999 (f)
                                           -------------------  ---------  ---------  ---------      ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.000       $   1.000  $   1.000  $    1.00      $    1.00      $    1.00
                                                ---------       ---------  ---------  ---------      ---------      ---------
INVESTMENT ACTIVITIES
   Net investment income                                -               -          -       0.01           0.01           0.00 *
   Net realized gain  from investment
    transactions                                        -               -          -          -              -              -
                                                ---------       ---------  ---------  ---------      ---------      ---------
   Total from investment activities                     -               -          -       0.01           0.01           0.00 *
                                                ---------       ---------  ---------  ---------      ---------      ---------
DIVIDENDS
   Net investment income                                -               -          -      (0.01)         (0.01)         (0.00) *
                                                ---------       ---------  ---------  ---------      ---------      ---------
   Total dividends                                      -               -          -      (0.01)         (0.01)         (0.00) *
                                                ---------       ---------  ---------  ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $   1.000       $   1.000  $   1.000  $    1.00      $    1.00      $    1.00
                                                =========       =========  =========  =========      =========      =========
TOTAL RETURN                                            -               -          -       0.68%(g)       0.51%(g)       0.40%(g)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)               $       1       $       1  $       1  $       1      $       1      $       1
Ratio of expenses to average net assets                 -               -          -       0.20%(h)       0.20%(h)       0.20%(h)
Ratio of net investment income to average
 net assets                                             -               -          -       5.11%(h)       4.21%(h)       3.69%(h)




* Less than $0.005 per share.

(a) The Portfolio did not operate during the six months ended February 29, 2004.

(b) The Portfolio did not operate during the year ended August 31, 2003.

(c) The Portfolio did not operate during the year ended August 31, 2002.

(d) The Portfolio operated from December 6, 2000 to January 24, 2001.

(e) The Portfolio operated from December 7, 1999 to January 19, 2000.

(f) The Portfolio operated from December 14, 1998 to January 22, 1999.

(g) Not Annualized.

(h) Annualized.

                       See notes to financial statements.

         THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2004

1.       ORGANIZATION:

                  The U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

2.       SIGNIFICANT ACCOUNTING POLICIES:

                  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

         SECURITY VALUATION:

                  Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

         SECURITIES TRANSACTIONS AND RELATED INCOME:

                  Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

         REPURCHASE AGREEMENTS:

                  Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

         EXPENSE ALLOCATION:

                  Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

         DIVIDENDS TO SHAREHOLDERS:

                  The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly.

                  Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

         THE VALIANT FUND

                                FEBRUARY 29, 2004

                  The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets; temporary differences do not require reclassification.

         FEDERAL TAXES:

                  Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.       RELATED PARTY TRANSACTIONS:

         INVESTMENT ADVISER:

                  Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

                  Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

         DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

                  Integrity Investments, Inc. (the "Distributor"), an affiliate of the manager, acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

    CLASS                          FEE RATE
    -----                          --------
Class A Shares                       0.35%
Class B Shares                       0.35
Class C Shares                       0.65
Class D Shares                       0.50
Class E Shares                       0.80

         EXPENSE LIMITATIONS:

                  The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2003:

                                   DISTRIBUTION AND
    CLASS                        SERVICING FEES WAIVER      EXPENSE LIMITATION
    -----                        ---------------------      ------------------
Class A Shares                           0.35%                      0.20%
Class B Shares                           0.10                       0.45
Class C Shares                           0.00                       0.85
Class D Shares                           0.00                       0.70
Class E Shares                           0.00                       1.00

         THE VALIANT FUND

                                FEBRUARY 29, 2004

         FEE REIMBURSEMENTS:

                  Expenses reimbursed and fees waived by the Adviser and Distributor are set forth on each Portfolio's Statement of Operations.

4.       CAPITAL SHARE TRANSACTIONS:

                  Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the six months ended February 29, 2004 and year ended August 31,2003 are listed below (amounts represent shares and dollars):

                         U.S. TREASURY MONEY MARKET             GENERAL MONEY MARKET              TAX-EXEMPT MONEY MARKET
                                  PORTFOLIO                           PORTFOLIO                          PORTFOLIO
                     ----------------------------------  ----------------------------------  ----------------------------------
                          FOR THE                             FOR THE                             FOR THE
                     SIX MONTHS ENDED       FOR THE      SIX MONTHS ENDED       FOR THE      SIX MONTHS ENDED       FOR THE
                     FEBRUARY 29, 2004     YEAR ENDED    FEBRUARY, 29,2004    YEAR ENDED     FEBRUARY 29, 2004     YEAR ENDED
                        (UNAUDITED)     AUGUST 31, 2003     (UNAUDITED)     AUGUST 31, 2003     (UNAUDITED)     AUGUST 31, 2003
                     ----------------------------------  ----------------------------------  ----------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
Issued                    5,117,416         12,459,045    1,354,423,,494     2,785,649,642       409,809,752      642,984,337
Reinvested                       24                 86               190            23,362                 4               11
Redeemed                (11,107,978)       (12,558,975)   (1,341,716,653)   (2,778,968,659)     (417,292,132)    (674,568,798)
                     ---------------------------------   ---------------------------------   --------------------------------
Net increase
(decrease) in
Class A Shares           (5,990,538)           (99,844)       12,707,031         6,704,345        (7,482,376)     (31,584,450)
                     ---------------------------------   ---------------------------------   --------------------------------

CLASS B SHARES:
Issued                  221,440,849      1,092,082,247        21,354,849        39,818,413        10,756,644                -
                             22,963              2,061                 -                 -                 -                -
Redeemed               (206,048,273)    (1,111,710,396)      (29,959,786)      (44,917,766)                -                -
                     ---------------------------------   ---------------------------------   --------------------------------
Net increase
(decrease) in
Class B Shares           15,415,539        (19,626,088)       (8,604,937)       (5,099,353)       10,756,644                -
                     ---------------------------------   ---------------------------------   --------------------------------

CLASS D SHARES:
Issued                  391,112,080        981,056,095        29,158,099       210,163,036                 -        1,500,791
Reinvested                        -                  -             7,008           102,115                 -                -
Redeemed               (414,859,728)    (1,020,736,681)      (36,958,275)     (175,979,968)                -       (2,215,849)
                     ---------------------------------   ---------------------------------   --------------------------------
Net increase
(decrease) in
Class D Shares          (23,747,648)       (39,680,586)       (7,793,168)       34,285,183                 -         (715,058)
                     ---------------------------------   ---------------------------------   --------------------------------

CLASS E SHARES:
Issued                   95,130,413      1,661,501,323        33,578,731       132,955,657                 -                -
Reinvested                        -                  5                 -                 6                 -                -
Redeemed                (96,340,169)    (1,738,350,766)      (44,145,512)     (158,699,611)                -                -
                     ---------------------------------   ---------------------------------   --------------------------------
Net increase
(decrease) in
Class E Shares           (1,209,756)       (76,849,438)      (10,566,781)      (25,743,948)                -                -
                     ---------------------------------   ---------------------------------   --------------------------------
NET INCREASE
(DECREASE) IN
SHARE
TRANSACTIONS            (15,532,403)      (136,255,956)      (14,257,855)       10,146,227         3,274,268      (32,299,508)
                     =================================   =================================   ================================

         THE VALIANT FUND

                                FEBRUARY 29, 2004

5.       CONCENTRATION OF CREDIT RISK:

                  As of February 29, 2004, approximately 65.4% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 50% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

6.       FEDERAL TAX INFORMATION:

                  All of the dividends paid for the six months ended February, 29, 2004 and the year ended August 31, 2003 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for federal income tax purposes.

         During the six months ended February 29, 2004 and fiscal year ended August 31, 2003, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

         Undistributed net investment income differs from financial statement and tax purposes primarily due to the timing of dividend payments.

         For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2003, which are available to offset future realized gains, if any:

           NAME                      AMOUNT             EXPIRES
--------------------------        ------------          -------
U.S. Treasury Money Market        $    230,225           2008
                                        21,859           2009
                                  ------------
                                  $    252,084
                                  ============

General Money Market              $     29,268           2005
                                        51,799           2008
                                  ------------
                                  $     81,067
                                  ============

Tax-Exempt Money Market           $     54,799           2004
                                         1,943           2005
                                        12,059           2006
                                         2,545           2008
                                        42,330           2009
                                  ------------
                                  $    113,676
                                  ============

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                 PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.


JOHN S. CULBERTSON                TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.              TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                     TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                    TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                 TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                   VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 27, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                 VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 31, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing..

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable with semi annual filing.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS: NONE

ITEM 10. CONTROLS AND PROCEDURES.

a) The President and Treasurer of the registrant have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days from the date hereof. Based on that evaluation, they have concluded that the registrant's disclosure controls and procedures were effective.

b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                          The Valiant Fund
             -------------------------------------------------------------------



By (Signature and Title)                 /s/ Richard F. Curcio
                         -------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President



Date                                  2/29/04
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)                /s/ Richard F. Curcio
                         -------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President



Date                                2/29/04
     ---------------------------------------------------------------------------



By (Signature and Title)                   /s/ Denis R. Curcio
                         -------------------------------------------------------
                                       Denis R. Curcio, Treasurer


Date                                2/29/04
     ---------------------------------------------------------------------------